Significant Accounting Policies - Schedule of Original Measurement Categories - (Details)	12 Months Ended
Mar. 31, 2018 CAD ($)
Cash and cash equivalents | IAS39
Disclosure Of Significant Accounting Policies [Line Items]
Original classification under IAS 39	Loans and receivables
Original carrying amount	$ 24,287,107
Cash and cash equivalents | IFRS9
Disclosure Of Significant Accounting Policies [Line Items]
New classification under IFRS 9	Amortized cost
Original carrying amount	$ 24,287,107
Short-term investments | IAS39
Disclosure Of Significant Accounting Policies [Line Items]
Original classification under IAS 39	Loans and receivables
Original carrying amount	$ 2,410,000
Short-term investments | IFRS9
Disclosure Of Significant Accounting Policies [Line Items]
New classification under IFRS 9	Amortized cost
Original carrying amount	$ 2,410,000
Trade and other receivables | IAS39
Disclosure Of Significant Accounting Policies [Line Items]
Original classification under IAS 39	Loans and receivables
Original carrying amount	$ 5,590,847
Trade and other receivables | IFRS9
Disclosure Of Significant Accounting Policies [Line Items]
New classification under IFRS 9	Amortized cost
Original carrying amount	$ 5,590,847
Interest rate swap agreement | IAS39
Disclosure Of Significant Accounting Policies [Line Items]
Original classification under IAS 39	Fair value - hedging instrument
Original carrying amount	$ 19,090
Interest rate swap agreement | IFRS9
Disclosure Of Significant Accounting Policies [Line Items]
New classification under IFRS 9	Fair value - hedging instrument
Original carrying amount	$ 19,090
Investment in Acasti | IAS39
Disclosure Of Significant Accounting Policies [Line Items]
Original classification under IAS 39	Available-for-sale
Original carrying amount	$ 6,585,740
Investment in Acasti | IFRS9
Disclosure Of Significant Accounting Policies [Line Items]
New classification under IFRS 9	Fair value through other comprehensive income (loss)
Original carrying amount	$ 6,585,740